As filed with the Securities and Exchange Commission on August 24, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds
(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.

c/o Steben & Company, Inc.

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Name and address of agent for service)

(240) 631-7600

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate/Yield	Amount/Shares	Value
ASSET BACKED SECURITIES: 3.60%
AmeriCredit Automobile Receivables Trust 2014-2, C	06/08/2020	2.180%	$291,307	$291,142
Dell Equipment Finance Trust 2018-1, A2B (a)(b)	10/22/2020	2.360% (1 Month LIBOR USD + 0.300%)	100,000	100,000
Drive Auto Receivables Trust 2017-3, A3	04/15/2020	1.850%	75,000	74,917
Drive Auto Receivables Trust 2018-1, A2	04/15/2020	2.230%	75,000	74,945
Drive Auto Receivables Trust 2018-2, A3	06/15/2021	2.880%	100,000	99,985
GM Financial Automobile Leasing Trust 2017-3, A2B (a)	01/21/2020	2.324% (1 Month LIBOR USD + 0.240%)	546,986	547,187
GM Financial Automobile Leasing Trust 2018-1, A2A	04/20/2020	2.390%	175,000	174,473
GM Financial Consumer Automobile Receivables Trust 2018-2, A2A	05/17/2021	2.550%	275,000	274,749
Mercedes-Benz Auto Lease Trust 2018-A, A2	04/15/2020	2.200%	100,000	99,754
Navient Student Loan Trust 2018-2, A1 (a)(b)	03/25/2067	2.331% (1 Month LIBOR USD + 0.240%)	135,225	135,303
Santander Drive Auto Receivables Trust 2017-3, A2	06/15/2020	1.670%	99,389	99,240
Santander Drive Auto Receivables Trust 2018-2, A2A	10/15/2020	2.580%	300,000	299,763
SMB Private Education Loan Trust 2017-B, A1 (a)(b)	06/17/2024	2.343% (1 Month LIBOR USD + 0.270%)	294,326	294,272
SoFi Professional Loan Program 2016-D, A2A (b)	04/25/2033	1.530%	150,730	150,144
Tesla Auto Lease Trust 2018-A, A (b)	12/20/2019	2.320%	79,836	79,575
TOTAL ASSET BACKED SECURITIES (Cost $2,796,986)				2,795,449

BANK LOANS: 0.84%
Eldorado Resorts, Inc. (a)	04/17/2024	4.605% (2 Month LIBOR USD + 2.250%)	50,000	49,782
First Data Corp. (a)	04/26/2024	4.321% (1 Month LIBOR USD + 2.000%)	125,000	124,174
Lions Gate Capital Holdings LLC (a)	03/24/2025	4.589% (1 Month LIBOR USD + 2.250%)	74,813	74,438
Maxar Technologies Ltd. (a)(c)	10/05/2024	5.084% (1 Month LIBOR USD + 2.750%)	154,225	153,492
Michaels Stores, Inc. (a)	01/28/2023	4.830% (1 Month LIBOR USD + 2.500%)	74,583	73,946
Navistar, Inc. (a)	11/06/2024	5.869% (1 Month LIBOR USD + 3.500%)	99,750	99,688
Post Holdings, Inc. (a)	05/24/2024	4.326% (1 Month LIBOR USD + 2.000%)	79,598	79,062
TOTAL BANK LOANS (Cost $662,050)				654,582

CORPORATE BONDS: 42.71%
Accommodation and Food Services: 0.15%
Hilton Domestic Operating Company, Inc.	09/01/2024	4.250%	55,000	52,319
MGM Resorts International	03/15/2023	6.000%	60,000	61,800
				114,119
Administrative and Support and Waste Management and Remediation Services: 1.35%
GLP Capital LP	04/15/2026	5.375%	85,000	84,150
Synchrony Bank	06/15/2022	3.000%	1,000,000	962,718
				1,046,868
Construction: 0.13%
Hess Infrastructure Partners LP (b)	02/15/2026	5.625%	10,000	9,975
Lennar Corp.	04/30/2024	4.500%	50,000	48,190
MasTec, Inc.	03/15/2023	4.875%	5,000	4,856
PulteGroup, Inc.	01/15/2027	5.000%	40,000	38,000
				101,021
Finance and Insurance: 24.42%
ABN AMRO Bank N.V. (a)(b)(c)	01/18/2019	2.995% (3 Month LIBOR USD + 0.640%)	1,000,000	1,002,690
Bank of America Corp. (a)	07/21/2021	3.022% (3 Month LIBOR USD + 0.660%)	1,000,000	1,003,890
Bank of America Corp. (a)	04/24/2023	3.359% (3 Month LIBOR USD + 1.000%)	1,000,000	1,010,529
BAT Capital Corp. (b)	08/15/2024	3.222%	1,000,000	946,835
Citigroup, Inc. (a)	01/10/2020	3.127% (3 Month LIBOR USD + 0.790%)	650,000	654,473
Danske Bank A/S (b)(c)	03/02/2020	2.200%	650,000	638,998
GE Capital International Funding (c)	11/15/2020	2.342%	1,500,000	1,465,448
Goldman Sachs Group, Inc/The	02/15/2019	7.500%	900,000	924,868

Goldman Sachs Group, Inc/The (a)	04/25/2019	3.400% (3 Month LIBOR USD + 1.040%)	750,000	754,673
Icahn Enterprises LP	12/15/2025	6.375%	25,000	25,031
ING Bank N.V. (a)(b)(c)	08/17/2018	3.101% (3 Month LIBOR USD + 0.780%)	1,000,000	1,001,043
Iron Mountain U.S. Holdings, Inc. (b)	06/01/2026	5.375%	85,000	80,750
JPMorgan Chase & Co. (a)	04/25/2023	3.260% (3 Month LIBOR USD + 0.900%)	2,000,000	2,017,092
Morgan Stanley	02/01/2019	2.450%	1,000,000	998,312
National Australia Bank Limited (a)(b)(c)	07/23/2018	3.002% (3 Month LIBOR USD + 0.640%)	1,500,000	1,500,618
Navient Corp.	03/25/2024	6.125%	20,000	19,750
Reckitt Benckiser Treasury Services PLC (b)(c)	06/26/2024	2.750%	2,000,000	1,886,502
Royal Bank of Scotland Group PLC (a)(c)	05/15/2023	3.813% (3 Month LIBOR USD + 1.470%)	1,500,000	1,507,347
UBS Group Funding Switzerland AG (a)(b)(c)	08/15/2023	3.293% (3 Month LIBOR USD + 0.950%)	1,500,000	1,501,643
				18,940,492
Health Care and Social Assistance: 0.12%
HCA, Inc.	06/15/2026	5.250%	50,000	49,660
Tenet Healthcare Corp. (b)	07/15/2024	4.625%	45,000	42,624
				92,284
Information: 4.42%
AMC Networks, Inc.	08/01/2025	4.750%	125,000	120,157
AT&T Inc.	02/15/2019	5.800%	1,450,000	1,474,898
CCO Holdings LLC (b)	05/01/2026	5.500%	120,000	116,364
Discovery Communications LLC	03/20/2023	2.950%	1,500,000	1,434,014
DISH DBS Corp.	11/15/2024	5.875%	35,000	29,619
DISH DBS Corp.	07/01/2026	7.750%	85,000	74,481
Equinix, Inc.	05/15/2027	5.375%	55,000	54,863
J2 Cloud Services LLC (b)	07/15/2025	6.000%	70,000	70,875
T-Mobile USA, Inc.	01/15/2024	6.500%	50,000	52,028
				3,427,299
Manufacturing: 4.38%
Abbott Laboratories	11/30/2021	2.900%	1,500,000	1,476,690
Allison Transmission, Inc. (b)	10/01/2024	5.000%	120,000	118,050
ArcelorMittal (c)	03/01/2021	5.750%	55,000	57,310
BBA US Holdings, Inc. (b)	05/01/2026	5.375%	5,000	5,019
Crown Americas LLC	09/30/2026	4.250%	85,000	77,775
Dell International LLC (b)	06/15/2024	7.125%	60,000	63,566
Jeld-Wen, Inc. (b)	12/15/2025	4.625%	5,000	4,762
Jeld-Wen, Inc. (b)	12/15/2027	4.875%	5,000	4,650
Lamb Weston Holdings, Inc. (b)	11/01/2024	4.625%	75,000	72,937
McCormick & Co, Inc./MD	08/15/2024	3.150%	1,500,000	1,433,011
NOVA Chemicals Corp. (b)(c)	06/01/2027	5.250%	90,000	83,869
OI European Group BV (b)(c)	03/15/2023	4.000%	5,000	4,663
				3,402,302
Mining, Quarrying, and Oil and Gas Extraction: 2.89%
Concho Resources, Inc.	10/01/2027	3.750%	750,000	720,405
EnLink Midstream Partners LP	04/01/2024	4.400%	1,000,000	961,597
Enterprise Products Operating LLC	02/15/2021	2.800%	150,000	148,071
FMG Resources August 2006 Pty Ltd. (b)(c)	05/15/2024	5.125%	100,000	95,125
Nabors Industries, Inc. (b)	02/01/2025	5.750%	10,000	9,450
Northwest Acquisitions ULC (b)(c)	11/01/2022	7.125%	10,000	9,975
Shell International Finance BV (c)	05/11/2020	2.125%	300,000	296,393
				2,241,016
Professional, Scientific, and Technical Services: 1.88%
Amgen, Inc. (a)	05/11/2020	2.806% (3 Month LIBOR USD + 0.450%)	1,450,000	1,456,546

Real Estate and Rental and Leasing: 0.02%
United Rentals North America, Inc.	09/15/2026	5.875%	15,000	15,113

Retail Trade: 1.86%
CVS Health Corporation	06/01/2021	2.125%	1,500,000	1,441,826

Wholesale Trade: 1.09%
Allergan Funding SCS (a)(c)	03/12/2020	3.581% (3 Month LIBOR USD + 1.255%)	750,000	758,111
Blue Cube Spinco, Inc.	10/15/2023	9.750%	50,000	56,500
Standard Industries, Inc. (b)	01/15/2028	4.750%	10,000	9,175
Sunoco LP (b)	01/15/2023	4.875%	25,000	24,000
				847,786
TOTAL CORPORATE BONDS (Cost $33,819,230)				33,126,672

MORTGAGE BACKED SECURITIES: 6.44%
Citigroup Commercial Mortgage Trust 2015-GC27, A5	02/10/2048	3.137%	170,000	165,592
Citigroup Commercial Mortgage Trust 2015-GC33, XA (d)(e)	09/10/2058	1.104%	2,305,201	115,955
Citigroup Commercial Mortgage Trust 2017-C4, XA (d)(e)	10/12/2050	1.271%	4,484,776	332,451
Fannie Mae REMICS
Series 2012-63 (e)	06/25/2040	4.000%	4,313,204	423,852
Series 2017-60 (e)	11/25/2044	4.000%	293,484	51,004
Freddie Mac REMICS, 4495 (e)	07/15/2030	3.500%	2,608,474	289,033
Government National Mortgage Association
Series 2013-47 (e)	03/20/2043	4.000%	2,116,254	459,099
Series 2014-149 (e)	07/16/2044	4.000%	952,768	171,124
Series 2014-116 (e)	08/20/2044	4.000%	2,413,784	403,330
Series 2015-60 (e)	04/20/2045	4.000%	2,601,158	551,986
Series 2017-056 (e)	06/20/2046	4.000%	351,339	70,020
GS Mortgage Securities Trust 2013-GC16, B (d)	11/10/2046	5.161%	206,000	218,834
JPMBB Commercial Mortgage Securities Trust 2014-C24, B (d)	11/15/2047	4.116%	350,000	350,963
JPMBB Commercial Mortgage Securities Trust 2015-C31, XA (d)(e)	08/15/2048	1.124%	6,742,388	328,338
UBS-Barclays Commercial Mortgage Trust 2013-C5, C (b)(d)	03/10/2046	4.215%	325,000	319,336
WFRBS Commercial Mortgage Trust 2013-C17, B (d)	12/15/2046	4.788%	375,000	390,319
WFRBS Commercial Mortgage Trust 2014-C22, AS (d)	09/15/2057	4.069%	350,000	355,213
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,118,512)				4,996,449

SHORT-TERM INVESTMENTS: 23.26%
COMMERCIAL PAPER: 8.56%
Amphenol Corp. (b)	07/17/2018	1.037%	500,000	499,424
AT&T Inc. (b)	07/24/2018	1.193%	500,000	499,187
BASF SE (b)(c)	08/03/2018	1.129%	500,000	499,028
Brown-Forman Corp. (b)	07/13/2018	0.661%	500,000	499,573
DNB Bank ASA (b)(c)	08/07/2018	1.385%	500,000	498,935
General Dynamics Corp. (b)	07/03/2018	0.074%	450,000	449,904
Intercontinental Exchange, Inc. (b)	08/01/2018	1.522%	500,000	499,158
KfW (b)(c)	07/12/2018	0.318%	500,000	499,671
Mitsubishi UFJ Trust & Banking Corp. (b)	07/06/2018	0.241%	400,000	399,849
Nissan Motor Acceptance Corp. (b)	08/06/2018	0.998%	500,000	498,951
Northrop Grumman Corp. (b)	08/29/2018	2.345%	400,000	398,304
Standard Chartered Bank (b)	07/09/2018	0.477%	500,000	499,732
Sumitomo Mitsui Banking Ltd. (b)(c)	07/25/2018	0.948%	500,000	499,279
United Overseas Bank Ltd. (b)	07/27/2018	1.234%	400,000	399,360
TOTAL COMMERCIAL PAPER (Cost $6,640,896)				6,640,355

MONEY MARKET FUND: 3.83%
STIT-Government & Agency Portfolio - Institutional Class, 1.790% (f)(g)			2,972,247	2,972,247
TOTAL MONEY MARKET FUND (Cost $2,972,247)				2,972,247

U.S. GOVERNMENT NOTES/BONDS: 10.87%
United States Treasury Note/Bond	07/31/2018	1.375%	1,750,000	1,749,376
United States Treasury Note/Bond	09/15/2018	1.000%	1,000,000	998,080
United States Treasury Note/Bond	10/31/2018	1.250%	2,700,000	2,693,144
United States Treasury Note/Bond	02/28/2019	1.500%	3,000,000	2,985,352
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $8,427,434)				8,425,952
TOTAL SHORT-TERM INVESTMENTS (Cost $18,040,577)				18,038,554

TOTAL INVESTMENTS (Cost $60,437,355): 76.85%				59,611,706
Other Assets in Excess of Liabilities, 23.15% (h)				17,956,844
TOTAL NET ASSETS, 100.00%				$77,568,550

(a)	Variable rate security. The rate reported is the rate in effect as of 6/30/2018.
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid based on procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2018, the fair value of these securities total $17,023,143 which represents 21.95% of total net assets.
(c)	Foreign issued security. At June 30, 2018, the breakdown by country is as follows: Australia - 2.06%, Canada - 0.32%, Denmark - 0.82%, Germany - 1.29%, Ireland - 1.89%, Japan - 0.64%, Luxembourg - 1.05%, Netherlands - 2.97%, Norway - 0.64%, Switzerland - 1.94%, United Kingdom - 4.38%.
(d)	Variable rate security. Coupon is based on weighted average coupon of the underlying collateral. Rate disclosed as of 6/30/2018.
(e)	Interest only. Represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
(f)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
(g)	All or a portion of this security is held by the Steben Managed Futures Cayman Fund Ltd.
(h)	Includes assets to satisfy the margin requirements for derivative contracts which is included as deposits with brokers for derivative instruments on the Consolidated Statement of Assets and Liabilities.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

Forward Currency Contracts(a)

		Currency to be Received		Currency to be Delivered		Value/	Value/
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Expiration Date	Abbreviation	June 30, 2018	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$1,180,068	07/03/2018	CAD	$1,190,801	AUD	$1,180,068	$10,733	$–
1,200,000	07/03/2018	CNH	1,197,131	USD	1,200,000	–	(2,869)
867,453	07/03/2018	EUR	876,094	CAD	867,453	8,641	–
598,903	07/03/2018	JPY	597,950	CAD	598,903	–	(953)
1,200,000	07/05/2018	CNH	1,202,311	USD	1,200,000	2,311	–
1,400,000	07/09/2018	KRW	1,340,231	USD	1,400,000	–	(59,769)
200,000	07/09/2018	TWD	194,448	USD	200,000	–	(5,552)
1,400,000	07/16/2018	KRW	1,358,061	USD	1,400,000	–	(41,939)
200,000	07/16/2018	TWD	195,582	USD	200,000	–	(4,418)
718,455	07/18/2018	AUD	710,486	USD	718,455	–	(7,969)
726,414	07/18/2018	BRL	705,323	USD	726,414	–	(21,091)
946,925	07/18/2018	CAD	935,935	USD	946,925	–	(10,990)
1,263,665	07/18/2018	CHF	1,264,320	USD	1,263,665	655	–
100,000	07/18/2018	CLP	97,490	USD	100,000	–	(2,510)
200,000	07/18/2018	COP	195,656	USD	200,000	–	(4,344)
116,104	07/18/2018	EUR	116,944	USD	116,104	840	–
1,254,600	07/18/2018	GBP	1,241,651	USD	1,254,600	–	(12,949)
2,469,432	07/18/2018	JPY	2,450,887	USD	2,469,432	–	(18,545)
744,811	07/18/2018	MXN	754,473	USD	744,811	9,662	–
1,991,512	07/18/2018	NOK	1,973,446	USD	1,991,512	–	(18,066)
829,249	07/18/2018	NZD	812,768	USD	829,249	–	(16,481)
150,793	07/18/2018	PLN	149,544	USD	150,793	–	(1,249)
658,728	07/18/2018	RUB	660,101	USD	658,728	1,373	–
329,773	07/18/2018	SEK	325,360	USD	329,773	–	(4,413)
696,477	07/18/2018	TRY	697,365	USD	696,477	888	–
212,244	07/18/2018	ZAR	195,616	USD	212,244	–	(16,628)
1,400,000	07/19/2018	KRW	1,387,500	USD	1,400,000	–	(12,500)
1,200,000	07/23/2018	KRW	1,187,803	USD	1,200,000	–	(12,197)
400,000	07/23/2018	TWD	395,838	USD	400,000	–	(4,162)
200,000	07/25/2018	KRW	200,357	USD	200,000	357	–
100,000	07/30/2018	CLP	97,987	USD	100,000	–	(2,013)
300,000	07/30/2018	COP	299,698	USD	300,000	–	(302)
1,000,000	07/30/2018	KRW	1,001,848	USD	1,000,000	1,848	–
200,000	07/30/2018	TWD	199,388	USD	200,000	–	(612)
84,335	08/15/2018	NOK	84,885	USD	84,335	550	–
Total Purchase Contracts			26,295,278		26,539,941	37,858	(282,521)

Sale Contracts:
$300,000	07/02/2018	USD	$301,266	RUB	$300,000	$–	$(1,266)
1,180,068	07/03/2018	CAD	1,184,075	AUD	1,180,068	–	(4,007)
867,453	07/03/2018	EUR	878,614	CAD	867,453	–	(11,161)
598,903	07/03/2018	JPY	608,576	CAD	598,903	–	(9,673)
982,935	07/03/2018	USD	988,936	CAD	982,935	–	(6,001)
300,000	07/03/2018	USD	300,120	RUB	300,000	–	(120)
1,400,000	07/09/2018	USD	1,358,474	KRW	1,400,000	41,526	–
200,000	07/09/2018	USD	195,688	TWD	200,000	4,312	–
1,400,000	07/16/2018	USD	1,387,755	KRW	1,400,000	12,245	–
200,000	07/16/2018	USD	197,985	TWD	200,000	2,015	–
2,080,881	07/18/2018	USD	2,057,451	AUD	2,080,881	23,430	–
1,368,330	07/18/2018	USD	1,315,404	BRL	1,368,330	52,926	–
3,025,214	07/18/2018	USD	3,036,082	CAD	3,025,214	–	(10,868)
3,467,672	07/18/2018	USD	3,428,835	CHF	3,467,672	38,837	–
100,000	07/18/2018	USD	98,018	CLP	100,000	1,982	–
200,000	07/18/2018	USD	199,938	COP	200,000	62	–
3,275,034	07/18/2018	USD	3,286,128	EUR	3,275,034	–	(11,094)
3,540,568	07/18/2018	USD	3,540,026	GBP	3,540,568	542	–
2,332,369	07/18/2018	USD	2,324,272	JPY	2,332,369	8,097	–
1,218,007	07/18/2018	USD	1,257,958	MXN	1,218,007	–	(39,951)
1,979,040	07/18/2018	USD	1,973,446	NOK	1,979,040	5,594	–
826,792	07/18/2018	USD	812,767	NZD	826,792	14,025	–
914,511	07/18/2018	USD	902,604	PLN	914,511	11,907	–
637,742	07/18/2018	USD	643,099	RUB	637,742	–	(5,357)
2,275,345	07/18/2018	USD	2,229,444	SEK	2,275,345	45,901	–
213,827	07/18/2018	USD	218,062	TRY	213,827	–	(4,235)
513,400	07/18/2018	USD	503,947	ZAR	513,400	9,453	–
1,400,000	07/19/2018	USD	1,374,054	KRW	1,400,000	25,946	–
1,200,000	07/23/2018	USD	1,202,396	KRW	1,200,000	–	(2,396)
400,000	07/23/2018	USD	397,893	TWD	400,000	2,107	–
200,000	07/25/2018	USD	198,615	KRW	200,000	1,385	–
100,000	07/30/2018	USD	99,626	COP	100,000	374	–
100,000	08/02/2018	USD	100,337	TWD	100,000	–	(337)
792,089	08/15/2018	USD	792,469	NZD	792,089	–	(380)
Total Sale Contracts			39,394,360		39,590,180	302,666	(106,846)
Net Forward Currency Contracts			$(13,099,082)		$(13,050,239)	$340,524	$(389,367)
Net Unrealized Depreciation							$(48,843)

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	MXN	MEXICAN PESO
BRL	BRAZILIAN REAL	NOK	NORWEGIAN KRONE
CAD	CANADIAN DOLLAR	NZD	NEW ZEALAND DOLLAR
CHF	SWISS FRANC	PLN	POLISH ZLOTY
CLP	CHILEAN PESO	RUB	RUSSIAN RUBLE
CNH	CHINESE RANMINBI (YUAN) OFFSHORE	SEK	SWEDISH KRONA
COP	COLOMBIAN PESO	TRY	TURKISH LIRA
EUR	EURO	TWD	NEW TAIWAN DOLLAR
GBP	BRITISH POUND	USD	U.S. DOLLAR
JPY	JAPANESE YEN	ZAR	SOUTH AFRICAN RAND
KRW	SOUTH KOREAN WON

(a)	Deutsche Bank is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2018.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

Futures Contracts

		Number of
		Contracts
	Notional	Purchased /	Expiration	Value/Unrealized	Value/Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
Lmpbdp 20180703 Lme Comdty(a)	$60,131	1	Jul-18	$1,366	$-
Lmsndp 20180703 Lme Comdty(a)	99,150	1	Jul-18	-	(6,013)
Lmzsdp 20180703 Lme Comdty(a)	72,663	1	Jul-18	-	(4,690)
Lmzsdp 20180706 Lme Comdty(a)	72,588	1	Jul-18	-	(8,103)
Cotton No.2 (a)	597,660	14	Jul-18	17,105	-
Lmahdp 20180710 Lme Comdty(a)	107,938	2	Jul-18	-	(1,006)
Lmnidp 20180711 Lme Comdty(a)	88,981	1	Jul-18	7,138	-
Low Sulfur Gasoil (a)	270,300	4	Jul-18	2,719	-
Lmzsdp 20180712 Lme Comdty(a)	72,438	1	Jul-18	-	(4,920)
Corn (a)	210,150	12	Jul-18	-	(9,819)
Soybean (a)	686,800	16	Jul-18	-	(117,977)
Wheat (a)	149,250	6	Jul-18	-	(5,126)
Lmzsdp 20180713 Lme Comdty(a)	72,400	1	Jul-18	-	(8,344)
Cocoa (a)	25,049	1	Jul-18	-	(635)
Lmahdp 20180716 Lme Comdty(a)	108,130	2	Jul-18	-	(9,876)
Lmpbdp 20180716 Lme Comdty(a)	60,272	1	Jul-18	1,669	-
Lmcadp 20180717 Lme Comdty(a)	497,788	3	Jul-18	-	(18,099)
Lmzsdp 20180717 Lme Comdty(a)	72,325	1	Jul-18	-	(6,065)
Lmzsdp 20180718 Lme Comdty(a)	72,288	1	Jul-18	-	(9,890)
E-Mini Crude Oil (a)	37,075	1	Jul-18	2,774	-
Lmzsdp 20180719 Lme Comdty(a)	144,505	2	Jul-18	-	(16,826)
Wti Crude (a)	3,707,500	50	Jul-18	407,571	-
CAC40 10 Euro	2,423,182	39	Jul-18	-	(47,300)
Cocoa (a)	400,849	23	Jul-18	-	(586)
Amsterdam Index	901,823	7	Jul-18	-	(21,425)
Lmzsdp 20180720 Lme Comdty(a)	72,217	1	Jul-18	-	(4,642)
Lmahdp 20180724 Lme Comdty(a)	107,250	2	Jul-18	-	(5,022)
Lmahdp 20180725 Lme Comdty(a)	53,589	1	Jul-18	-	(2,439)
Lmcadp 20180725 Lme Comdty(a)	165,753	1	Jul-18	-	(8,537)
Sgx Nifty 50	277,992	13	Jul-18	-	(1,891)
E-Mini Natural Gas (a)	7,310	1	Jul-18	-	(116)
Lmahdp 20180726 Lme Comdty(a)	53,554	1	Jul-18	-	(3,387)
Natural Gas (a)	58,480	2	Jul-18	-	(1,517)
Copper (a)	516,425	7	Jul-18	-	(11,314)
Lmahdp 20180727 Lme Comdty(a)	53,518	1	Jul-18	-	(3,841)
Msci Taiwan Index	426,360	11	Jul-18	2,876	-
Hang Seng Index	183,071	1	Jul-18	938	-
Gasoline Rbob (a)	1,987,709	22	Jul-18	72,026	-
Ny Harb Ulsd (a)	2,041,763	22	Jul-18	31,956	-
Lmzsdp 20180801 Lme Comdty(a)	71,935	1	Aug-18	-	(5,618)
Lmzsdp 20180802 Lme Comdty(a)	71,899	1	Aug-18	-	(5,279)
Low Sulfur Gasoil (a)	879,775	26	Aug-18	35,387	-
Wti Crude (a)	217,380	3	Aug-18	-	(1,830)
Natural Gas (a)	29,010	1	Aug-18	-	(372)
Lmnidp 20180830 Lme Comdty(a)	89,264	1	Aug-18	-	(2,067)
Ny Harb Ulsd (a)	93,080	1	Aug-18	3,459	-
Crude Oil (a)	23,371	1	Aug-18	5,402	-
Brent Crude (a)	3,248,430	41	Sep-18	180,242	-
Brent Last Day Financials (a)	79,230	1	Sep-18	1,079	-
Euro-Bobl	15,589,179	101	Sep-18	59,067	-
Euro-Bund	10,820,088	57	Sep-18	99,409	-
Euro-Oat	8,121,241	45	Sep-18	99,849	-
Euro-Schatz	5,104,828	39	Sep-18	4,327	-
Euro Buxl 30Y Bnd	622,555	3	Sep-18	9,668	-
Lmcadp 20180907 Lme Comdty(a)	165,656	1	Sep-18	-	(16,234)
10Yr Mini JGB	2,724,834	20	Sep-18	2,710	-
Japanese 10Y Bond (Ose)	25,885,923	19	Sep-18	23,013	-
Lmzsdp 20180912 Lme Comdty(a)	71,482	1	Sep-18	-	(8,334)
Nikkei 225 (Sgx)	3,917,084	39	Sep-18	-	(61,167)
Nikkei 225 Mini	483,187	24	Sep-18	-	(8,903)
Topix Indx	2,188,231	14	Sep-18	-	(33,971)
Cocoa (a)	100,480	4	Sep-18	3,009	-
Yen Denom Nikkei	200,741	2	Sep-18	-	(479)
Nikkei 225 (Ose)	402,655	2	Sep-18	-	(7,413)
Mini Tpx Index	31,260	2	Sep-18	-	(741)
Cocoa (a)	24,204	1	Sep-18	1,702	-
90-Day Bank Bill	1,472,834	2	Sep-18	-	(220)
Lmnidp 20180914 Lme Comdty(a)	178,680	2	Sep-18	-	(4,463)
Aust 10Y Bond	2,201,885	23	Sep-18	16,694	-
Dollar Index	283,047	3	Sep-18	-	(293)

Euro/Gbp	146,278	1	Sep-18	1,772	-
Lme Nickel (a)	446,835	5	Sep-18	2,085	-
Cboe Vix (a)	33,450	2	Sep-18	-	(53)
Spi 200	1,933,677	17	Sep-18	19,425	-
S&P/Tsx 60 Ix	1,465,485	10	Sep-18	8,305	-
Wti Crude (a)	141,840	2	Sep-18	11,437	-
Lmahdp 20180920 Lme Comdty(a)	53,269	1	Sep-18	-	(1,228)
Ftse 100 Index	4,012,828	40	Sep-18	594	-
Nasdaq 100 E-Mini	4,522,720	32	Sep-18	-	(46,233)
S&P500 E-mini	4,082,400	30	Sep-18	-	(51,823)
E-Mini Russ 2000	2,471,250	30	Sep-18	-	(45,419)
Euro Stoxx 50	1,108,804	28	Sep-18	-	(23,159)
DJIA Mini e-CBOT	970,600	8	Sep-18	-	(27,907)
Dax Index	1,796,735	5	Sep-18	-	(47,417)
S&P Mid 400 E-mini	782,440	4	Sep-18	-	(17,045)
Stoxx Europe 600	66,302	3	Sep-18	-	(885)
MSCI Eafe	195,540	2	Sep-18	-	(103)
STOXX 600 Utilities	16,811	1	Sep-18	256	-
Stoxx 50	35,408	1	Sep-18	-	(760)
Lmcadp 20180921 Lme Comdty(a)	165,625	1	Sep-18	-	(4,153)
Long Gilt	6,009,106	37	Sep-18	13,221	-
Natural Gas (a)	87,240	3	Sep-18	-	(666)
US 5Yr Note (CBT)	3,181,281	28	Sep-18	17,707	-
Brent Crude (a)	236,580	3	Oct-18	7,947	-
Low Sulfur Gasoil (a)	68,025	1	Oct-18	1,974	-
Cboe Vix (a)	34,150	2	Oct-18	-	(203)
WTI Crude (a)	70,160	1	Oct-18	6,029	-
Natural Gas (a)	58,980	2	Oct-18	-	(384)
Wti Crude (a)	138,980	2	Nov-18	5,557	-
Crude Oil (a)	22,838	1	Nov-18	154	-
Brent Crude (a)	78,130	1	Dec-18	979	-
Cotton No.2 (a)	671,360	16	Dec-18	-	(40,418)
Cocoa (a)	25,310	1	Dec-18	258	-
Bank Acceptance	1,675,199	9	Dec-18	-	(1,820)
Ice Ecx Emission (a)	17,505	1	Dec-18	4,890	-
Cboe Vix (a)	17,025	1	Dec-18	173	-
90Day Sterling	163,533	1	Dec-18	-	(182)
Kerosene (a)	30,890	1	Dec-18	574	-
Live Cattle (a)	46,530	1	Feb-19	2,038	-
90-Day Bank Bill	25,036,996	34	Mar-19	614	-
Cocoa (a)	23,927	1	Mar-19	791	-
3 Mo Euro EURIBOR	878,303	3	Mar-19	2,238	-
90Day Sterling	817,090	5	Mar-19	-	(517)
90Day Sterling	4,572,930	28	Jun-19	1,844	-
90-Day Bank Bill	2,208,656	3	Sep-19	52	-
3 Mo Euro EURIBOR	583,726	2	Jun-20	1,079	-
90Day Sterling	3,259,120	20	Jun-20	1,518	-
3 Mo Euro EURIBOR	583,200	2	Sep-20	174	-
90Day Sterling	488,027	3	Jun-21	149	-
3 Mo Euro EURIBOR	1,162,254	4	Sep-21	-	(177)
Total Purchase Contracts				1,206,989	(807,342)

Sale Contracts:
Lmpbdp 20180703 Lme Comdty(a)	$(60,131)	(1)	Jul-18	$-	$(447)
Lmsndp 20180703 Lme Comdty(a)	(99,150)	(1)	Jul-18	7,297	-
Lmzsdp 20180703 Lme Comdty(a)	(72,663)	(1)	Jul-18	8,872	-
Lmzsdp 20180706 Lme Comdty(a)	(72,588)	(1)	Jul-18	4,743	-
Cotton No.2 (a)	(597,660)	(14)	Jul-18	6,490	-
Lmahdp 20180710 Lme Comdty(a)	(107,938)	(2)	Jul-18	4,365	-
Lmnidp 20180711 Lme Comdty(a)	(88,981)	(1)	Jul-18	1,770	-
Lmzsdp 20180712 Lme Comdty(a)	(72,438)	(1)	Jul-18	5,397	-
Lmzsdp 20180713 Lme Comdty(a)	(72,400)	(1)	Jul-18	5,435	-
Corn (a)	(210,150)	(12)	Jul-18	19,744	-
Soybean (a)	(686,800)	(16)	Jul-18	76,085	-
Wheat (a)	(149,250)	(6)	Jul-18	8,123	-
Lmahdp 20180716 Lme Comdty(a)	(108,130)	(2)	Jul-18	12,008	-
Lmpbdp 20180716 Lme Comdty(a)	(60,272)	(1)	Jul-18	-	(1,531)
Lmcadp 20180717 Lme Comdty(a)	(497,788)	(3)	Jul-18	13,929	-
Lmzsdp 20180717 Lme Comdty(a)	(72,325)	(1)	Jul-18	8,378	-
Lmzsdp 20180718 Lme Comdty(a)	(72,288)	(1)	Jul-18	8,417	-
US 5Yr Note (CBT)	(5,728)	(3)	Jul-18	51	-
Cboe Vix (a)	(64,100)	(4)	Jul-18	-	(7,228)
Lmzsdp 20180719 Lme Comdty(a)	(144,505)	(2)	Jul-18	10,102	-
Lmzsdp 20180720 Lme Comdty(a)	(72,217)	(1)	Jul-18	9,155	-
Ibex 35 Indx	(112,130)	(1)	Jul-18	2,663	-
Lmahdp 20180724 Lme Comdty(a)	(107,250)	(2)	Jul-18	3,619	-
Lmahdp 20180725 Lme Comdty(a)	(53,589)	(1)	Jul-18	930	-
Lmcadp 20180725 Lme Comdty(a)	(165,753)	(1)	Jul-18	8,319	-
Lmahdp 20180726 Lme Comdty(a)	(53,554)	(1)	Jul-18	3,787	-
Lmahdp 20180727 Lme Comdty(a)	(53,518)	(1)	Jul-18	2,679	-
Copper (a)	(516,425)	(7)	Jul-18	29,111	-

Mini Hsi Index	(73,228)	(2)	Jul-18	-	(694)
Mini H-Shr Index	(27,707)	(2)	Jul-18	187	-
Msci Sing Ix Ets	(107,450)	(4)	Jul-18	38	-
FTSE China A50	(46,120)	(4)	Jul-18	276	-
HSCEI	(623,413)	(9)	Jul-18	-	(4,446)
FTSE Klci	(20,999)	(1)	Jul-18	-	(470)
Rapeseed Euro (a)	(20,918)	(1)	Jul-18	247	-
Lmzsdp 20180801 Lme Comdty(a)	(71,935)	(1)	Aug-18	5,525	-
Lmzsdp 20180802 Lme Comdty(a)	(71,899)	(1)	Aug-18	4,898	-
Lean Hogs (a)	(152,900)	(5)	Aug-18	-	(2,012)
US 5Yr Note (CBT)	(3,784)	(2)	Aug-18	-	(211)
Cboe Vix (a)	(32,750)	(2)	Aug-18	-	(3,224)
Lmahdp 20180829 Lme Comdty(a)	(53,213)	(1)	Aug-18	3,209	-
Gold 100 Oz (a)	(6,523,400)	(52)	Aug-18	91,604	-
Lmnidp 20180830 Lme Comdty(a)	(89,264)	(1)	Aug-18	-	(167)
Cattle Feeder (a)	(75,663)	(1)	Aug-18	-	(4,415)
Live Cattle (a)	(170,760)	(4)	Aug-18	-	(5,633)
Crude Oil (a)	(23,371)	(1)	Aug-18	-	(3,947)
Short-Term Euro-BTP	(646,203)	(5)	Sep-18	-	(3,400)
FTSE Klci	(742,955)	(5)	Sep-18	325	-
Mill Wheat Euro (a)	(20,845)	(2)	Sep-18	-	(280)
Lmzsdp 20180912 Lme Comdty(a)	(71,482)	(1)	Sep-18	5,172	-
Kospi2 Inx	(1,816,958)	(27)	Sep-18	10,495	-
90-Day Bank Bill	(1,472,840)	(2)	Sep-18	15	-
Crude Palm Oil (a)	(14,395)	(1)	Sep-18	883	-
Kc Hrw Wheat (a)	(48,850)	(2)	Sep-18	808	-
Wheat (a)	0	(5)	Sep-18	-	(6,816)
Euro/Jpy	(438,389)	(3)	Sep-18	1,276	-
Aust 3Yr Bond	(247,199)	(3)	Sep-18	-	(3,892)
New Zealand $	(947,800)	(14)	Sep-18	36,810	-
Chf Currency	(3,173,438)	(25)	Sep-18	21,782	-
Japanese Yen Currency	(3,513,656)	(31)	Sep-18	24,392	-
Euro FX Currency	(6,161,663)	(42)	Sep-18	56,168	-
BP Currency	(3,639,900)	(44)	Sep-18	37,064	-
AUD/USD Currency	(3,772,980)	(51)	Sep-18	67,537	-
Coffee 'C' (a)	(517,950)	(12)	Sep-18	16,880	-
Canadian Dollar Currency	(4,569,600)	(60)	Sep-18	-	(2,288)
Lme Copper (a)	(331,400)	(2)	Sep-18	-	(55,862)
Lme Pri Alum (a)	(106,588)	(2)	Sep-18	-	(10,562)
U.S. Long Bond(Cbt)	(435,000)	(3)	Sep-18	-	(2,643)
Us Ultra Bond Cbt	(478,688)	(3)	Sep-18	-	(6,253)
Cboe Vix (a)	(1,282,344)	(10)	Sep-18	-	(1,838)
Canadian 10Yr Bond	(1,247,876)	(12)	Sep-18	-	(61,052)
U.S. 10Yr Note (Cbt)	(2,644,125)	(22)	Sep-18	-	(26,016)
Cboe Vix (a)	(33,450)	(2)	Sep-18	-	(1,493)
Lmahdp 20180920 Lme Comdty(a)	(53,269)	(1)	Sep-18	1,128	-
FTSE/JSE Top 40	(113,037)	(3)	Sep-18	-	(2,229)
Lmcadp 20180921 Lme Comdty(a)	(165,625)	(1)	Sep-18	4,322	-
Xap Cons Staples	(51,830)	(1)	Sep-18	-	(651)
Mini Ftse/Mib	(25,187)	(1)	Sep-18	-	(337)
10Yr Mini JGB	(18,732)	(2)	Sep-18	513	-
Mex Bolsa Index	(48,584)	(2)	Sep-18	-	(956)
MSCI Emerging Markets	(106,330)	(2)	Sep-18	6,062	-
Coff Robusta 10Tn (a)	(135,200)	(8)	Sep-18	1,310	-
Lmcadp 20180926 Lme Comdty(a)	(165,625)	(1)	Sep-18	2,072	-
Palladium (a)	(95,090)	(1)	Sep-18	1,348	-
Copper (a)	(444,900)	(6)	Sep-18	5,289	-
Silver (a)	(1,052,870)	(13)	Sep-18	6,242	-
Sugar #11 (World) (a)	(644,840)	(47)	Sep-18	7,751	-
U.S. 2Yr Note (Cbt)	(14,404,313)	(68)	Sep-18	19,548	-
Lean Hogs (a)	(47,820)	(2)	Oct-18	1,996	-
Crude Palm Oil (a)	(14,420)	(1)	Oct-18	-	(77)
Platinum (a)	(128,655)	(3)	Oct-18	310	-
Live Cattle (a)	(44,010)	(1)	Oct-18	-	(2,812)
Canola (a)	(7,750)	(1)	Nov-18	13	-
Soybean (a)	(4,268,000)	(97)	Nov-18	137,559	-
Coff Robusta 10Tn (a)	(16,830)	(1)	Nov-18	199	-
Rubber (a)	(7,944)	(1)	Nov-18	697	-
Mill Wheat Euro (a)	(10,612)	(1)	Dec-18	-	(103)
90-Day Bank Bill	(1,472,840)	(2)	Dec-18	-	(256)
Wheat (a)	(103,350)	(4)	Dec-18	1,017	-
Soybean Meal (a)	(164,950)	(5)	Dec-18	2,398	-
Soybean Oil (a)	(374,724)	(21)	Dec-18	9,396	-
Corn (a)	(2,283,188)	(123)	Dec-18	61,967	-
90-Day Euro$	(3,164,200)	(13)	Dec-18	3,706	-
90Day Sterling	(163,533)	(1)	Dec-18	-	(347)
Copper (a)	(74,700)	(1)	Dec-18	1,448	-
Soybean Oil (a)	(17,994)	(1)	Jan-19	22	-
Soybean Meal (a)	(65,600)	(2)	Jan-19	946	-
Soybean (a)	(177,800)	(4)	Jan-19	4,892	-
Sugar #11 (World) (a)	(14,504)	(1)	Feb-19	110	-
Soybean Oil (a)	(18,192)	(1)	Mar-19	28	-

Wheat (a)	(26,613)	(1)	Mar-19	-	(215)
Corn (a)	(76,250)	(4)	Mar-19	1,067	-
90-Day Euro$	(33,061,600)	(136)	Mar-19	-	(3,454)
Gold (a)	(40,211)	(1)	Apr-19	-	(31)
Sugar #11 (World) (a)	(14,605)	(1)	Apr-19	-	(2)
Corn (a)	(116,400)	(6)	May-19	2,012	-
Bank Acceptance	(185,648)	(1)	Jun-19	-	(87)
90-Day Euro$	(4,614,388)	(19)	Jun-19	-	(1,425)
90-Day Euro$	(3,155,100)	(13)	Sep-19	-	(832)
90-Day Euro$	(1,940,400)	(8)	Jun-20	-	(1,000)
90-Day Euro$	(1,697,938)	(7)	Sep-20	2,440	-
90-Day Euro$	(1,455,525)	(6)	Jun-21	-	(838)
90-Day Euro$	(485,175)	(2)	Sep-21	397	-
90-Day Euro$	(242,563)	(1)	Sep-22	86	-
Total Sale Contracts				935,351	(232,472)
Total Futures Contracts				$2,142,340	$(1,039,814)
Net Unrealized Appreciation				$1,102,526

(a)	Contract held by Steben Managed Futures Cayman Fund Ltd.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

Share Valuation

The price of the Steben Managed Futures Strategy Fund (the "Fund") shares is based on the Net Asset Value ("NAV") per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees (the "Board"). The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the "Pricing and Valuation Procedures") approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of Steben & Company, Inc. ("Steben") (the "Valuation Committee") subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Steben checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Steben compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Steben documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities – Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Foreign Equity Securities – If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Steben determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Steben also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Fixed Income Securities – Government bonds, corporate bonds, asset-backed bonds, municipal bonds, commercial paper and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.

Forward Currency Contracts - The Fund may enter into forward contracts that are not traded on exchanges and may not be regulated. There are no limitations on daily price movements of forward contracts. Banks and other dealers with which the Fund maintains accounts may require that the Fund deposit margin with respect to such trading. The Fund’s counterparties are not required to continue making markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than the amount that the Adviser would otherwise recommend, to the possible detriment of the Fund. Forward contracts are generally categorized as Level 2 of the fair value hierarchy.

Futures and Options – Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Futures are generally categorized as Level 1 of the fair value hierarchy. Options are generally categorized as Level 2 of the fair value hierarchy.

Investment Companies and ETFs – Investments in other investment companies are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's consolidated investments and other financial instruments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$-	$33,126,672	$-	$33,126,672
Asset Backed Securities	-	2,795,449	-	2,795,449
Mortgage Backed Securities	-	4,996,449	-	4,996,449
Bank Loans	-	654,582	-	654,582
Total Long-Term Investments	$-	$41,573,152	$-	$41,573,152

Short-Term Investments
Commercial Paper	$-	$6,640,355	$-	$6,640,355
Money Market Fund	2,972,247	-	-	2,972,247
U.S. Government Notes/Bonds	-	8,425,952	-	8,425,952
Total Short-Term Investments	$2,972,247	$15,066,307	$-	$18,038,554

Total Investments	$2,972,247	$56,639,459	$-	$59,611,706

Forward Currency Contracts
Long Forward Currency Contracts	$-	$(244,663)	$-	$(244,663)
Short Forward Currency Contracts	-	195,820	-	195,820
Total Forward Currency Contracts	$-	$(48,843)	$-	$(48,843)

Futures Contracts
Long Futures Contracts	$399,647	$-	$-	$399,647
Short Futures Contracts	702,879	-	-	702,879
Total Futures Contracts	$1,102,526	$-	$-	$1,102,526

The Fund discloses transfers between levels based on valuations at the end of the reporting period. During the period ended June 30, 2018, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's consolidated statement of asset and liabilities and statement of operations. Net unrealized appreciation on forward currency contracts is a receivable and net unrealized depreciation is a liability on the consolidated statement of assets and liabilities. Only the current day variation margin on futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities. The cumulative unrealized appreciation/depreciation of futures contracts is reported on the Fund's consolidated schedule of futures contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated derivative instruments for the Fund at June 30, 2018 as presented on the Fund's consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
Forward Currency Contracts(a)
Long	$37,858	$282,521	$(244,663)
Short	302,666	106,846	195,820
Total Forward Currency Contracts	340,524	389,367	(48,843)

Futures Contracts(b)
Long Contracts
Agricultural Commodities/Softs	$35,650	$346,576	$(310,926)
Currencies	-	293	(293)
Energy	781,582	1,830	779,752
Interest Rates	352,395	2,916	349,479
Metals	2,085	11,314	(9,229)
Stock Indices	35,277	444,413	(409,136)
Total Long Contracts	1,206,989	807,342	399,647

Short Contracts
Agricultural Commodities/Softs	508,168	24,510	483,658
Currencies	243,753	2,288	241,465
Energy	-	3,947	(3,947)
Interest Rates	27,519	111,706	(84,187)
Metals	135,352	66,455	68,897
Stock Indices	20,559	23,566	(3,007)
Total Short Contracts	935,351	232,472	702,879
Total Futures Contracts	$2,142,340	$1,039,814	$1,102,526

(a)Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the consolidated statement of assets and liabilities.

(b)Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

The following table presents the trading results of the derivative trading and information related to the volume of the Fund's derivative activity for the period ended June 30, 2018. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
	Net Realized	in Unrealized

Forward Currency Contracts	$(709,349)	$40,993
Futures Contracts
Agricultural Commodities/Softs	52,038	(92,321)
Currencies	(379,728)	328,589
Energy	1,225,900	497,141
Interest Rates	(35,644)	117,443
Metals	(601,135)	254,875
Stock Indices	(491,709)	(138,708)
Total Futures Contracts	$(230,278)	$967,019

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the period were:

	Average Notional Amount
	Long Contracts	Short Contracts
Forward Currency Contracts	$39,651,980	$45,248,265
Futures Contracts	209,390,718	199,370,534

The average notional amounts reflect the period ended June 30, 2018. Please refer to the Fund's prospectus for a listing of risks associated with these investments.

The cost basis of investments for federal income tax purposes at June 30, 2018 was $60,437,355. Net unrealized appreciation of investments for federal income tax purposes was as follows*:

Gross unrealized appreciation on investments	$67,079
Gross unrealized depreciation on investments	(892,728)
Gross unrealized appreciation on foreign currency	175,625
Gross unrealized depreciation on foreign currency	(158,348)
Gross unrealized appreciation on forwards	340,524
Gross unrealized depreciation on forwards	(389,367)
Gross unrealized appreciation on futures	2,142,340
Gross unrealized depreciation on futures	(1,039,814)
Net unrealized appreciation	$245,311

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above amounts do not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Steben Alternative Investment Funds

By (Signature and Title)	/s/ Kenneth Steben
Kenneth E. Steben, Chief Executive Officer

Date	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kenneth Steben
Kenneth E. Steben, Chief Executive Officer

Date	August 22, 2018

By (Signature and Title)	/s/ Carl Serger
Carl A. Serger, Chief Financial Officer

Date	August 22, 2018